Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
REVENUE				$ 0	$ 0	$ 0	$ 0
OPERATING AND ADMINISTRATIVE EXPENSES
Research and development	114,941	203,814	265,238	537,662		456,274	191,069
General and administrative expenses	339,886	157,025	246,485	735,394		568,764	101,031
Goodwill impairment				404,169
TOTAL OPERATING AND ADMINISTRATIVE EXPENSES	454,827	360,839	511,723	1,677,225		1,025,038	292,100
LOSS FROM OPERATIONS	(454,827)	(360,839)	(511,723)	(1,677,225)		(1,025,038)	(292,100)
OTHER INCOME (EXPENSE)
Interest income	332			611			49
Interest expense - stockholder				(7,161)	(11,473)	(11,473)
Foreign currency exchange gain (loss)	(43)	(78,638)	(74,664)	(6,642)		13,089	(10,430)
Change in fair value of derivative liability	(938)			(29,332)
TOTAL OTHER INCOME (EXPENSE)	(649)	(78,638)	(74,664)	(42,524)		1,616	(10,381)
NET LOSS	(455,476)	(439,477)	(586,387)	(1,719,749)	$ (586,387)	(1,023,422)	(302,481)
COMPREHENSIVE LOSS
Foreign exchange translation loss	(47,750)	(7,816)	(7,925)	(25,457)		(1,070)	(156,338)
TOTAL COMPREHENSIVE LOSS	$ (503,226)	$ (447,293)	$ (594,312)	$ (1,745,206)		$ (1,024,492)	$ (458,819)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.06)	$ (0.07)	$ (0.09)	$ (0.45)		$ (0.15)	$ (0.05)
Weighted average common shares - basic and diluted (in shares)	7,956,625	6,612,838	6,612,838	3,826,068		6,613,338	6,613,338